Pension and Other Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 52,764	₱ 50,308
MediaQuest PDRs [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 7,304	₱ 8,507
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 722	₱ 672
BTF Holdings, Inc. [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 2,748	₱ 260
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 10,774	₱ 9,439